Balance Sheets (Quarterly) (Quarterly Report [Member], USD $)	Jun. 30, 2014	Dec. 31, 2013
Quarterly Report [Member]
Checking/Savings
Bank of America	$ 4,290	$ 91
Total Checking/Savings	4,290	91
Total Current Assets	4,290	91
TOTAL ASSETS	4,290	91
Liabilities
Current Liabilities	1,346	1,674
Accounts Payable
Accounts Payable	1,346	1,674
Total Accounts Payable	1,346	1,674
Total Current Liabilities	1,346	1,674
Total Liabilities	1,346	1,674
Common Stock
Additional Paid-in Capital	18,015	6,545
Common Stock - Other	7,536	3,165
Total Common Stock	25,552	9,711
Retained Earnings	(11,294)	(3,268)
Net Income	(11,312)	(8,026)
Total Equity	2,945	(1,584)
TOTAL LIABILITIES & EQUITY	$ 4,290	$ 91